FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT - Disclosure of Detailed Information About Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Equity	$ 1,351,071	$ 1,358,120	$ 1,411,298
Debt facilities	209,482	219,812
Lease liabilities	27,535	36,702	37,583
Less: cash and cash equivalents	(202,180)	(125,581)	$ (151,438)
Capital	$ 1,385,908	$ 1,489,053